Cover	Jun. 22, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 22, 2023
Entity File Number	000-55020
Entity Registrant Name	Hepion Pharmaceuticals, Inc.
Entity Central Index Key	0001583771
Entity Tax Identification Number	46-2783806
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	399 Thornall Street
Entity Address, Address Line Two	First Floor
Entity Address, City or Town	Edison
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08837
City Area Code	732
Local Phone Number	902-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	HEPA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false